Accounts receivable, net	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Accounts receivable, net
Accounts receivable, net
5.	Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of March 31,
	2022	2021
Accounts receivable, gross	$252,215	$83,980
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$252,215	$83,980

4.Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of March 31,
	2021	2020
Accounts receivable, gross	$83,980	$78,785
Less: allowance for doubtful accounts	—	—
Accounts receivable, net	$83,980	$78,785